UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2500
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky October 20, 2006
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $25827

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      594 23900.00 SH       SOLE                 23900.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109      101 35000.00 SH       SOLE                 35000.00
ATMEL CORP.                    COM              049513104      272 45000.00 SH       SOLE                 45000.00
BIRCH POINT MEDICAL INC.-PVT.P COM              09060w909       50 40000.00 SH       SOLE                 40000.00
CARIBOU COFFEE                 COM              142042209     1162 148451.00SH       SOLE                148451.00
CITIZENS FINL CORP KY CL A     COM              174613109     2195 342914.00SH       SOLE                342914.00
COLDWATER CREEK INC            COM              193068103      495 17200.00 SH       SOLE                 17200.00
COMMONWEALTH BANCSHARES INC    COM                            3054 109058.00SH       SOLE                109058.00
GENENTECH INC.                 COM              368710406     1059 12800.00 SH       SOLE                 12800.00
ISHARES DJ TRANS AVG           COM              464287192      320  4000.00 SH       SOLE                  4000.00
ISHARES RUSSELL 2000 GROWTH IN COM              464287648      724 10000.00 SH       SOLE                 10000.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      400 59226.00 SH       SOLE                 59226.00
OCCULOGIX INC WI               COM              67461T107      218 105000.00SH       SOLE                105000.00
OIL SERVICE HOLDERS            COM              678002106     2448 18850.00 SH       SOLE                 18850.00
PONIARD PHARMACEUTICALS, INC.  COM              732449103       87 24999.00 SH       SOLE                 24999.00
QMED INC.                      COM              747914109      400 78040.00 SH       SOLE                 78040.00
RIGEL PHARMACEUTICALS          COM              766559603      409 39800.00 SH       SOLE                 39800.00
S&P DEPOSITORY RECEIPT         COM              78462F103     1503 11249.00 SH       SOLE                 11249.00
SPDR ENERGY SEL SECTR          COM              81369Y506      233  4350.00 SH       SOLE                  4350.00
STREETTRACKS GOLD              COM              863307104      523  8800.00 SH       SOLE                  8800.00
STRYKER CORP                   COM              863667101      321  6475.00 SH       SOLE                  6475.00
TEREX CORP                     COM              880779103      534 11800.00 SH       SOLE                 11800.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      508 14900.00 SH       SOLE                 14900.00
TEXAS CAPITAL BANCSHARES       COM              88224q107      281 15000.00 SH       SOLE                 15000.00
TITANIUM METALS                COM              888339207      506 20000.00 SH       SOLE                 20000.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109      586  8000.00 SH       SOLE                  8000.00
ULTRA DOW 30 PROSHARES         COM              74347R305      631  8000.00 SH       SOLE                  8000.00
ULTRA S&P 500 PROSHARES        COM              74347R107      564  7000.00 SH       SOLE                  7000.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      823 27400.00 SH       SOLE                 27400.00
XM SATELLITE RADIO HOLDINGS IN COM              983759101      944 73212.00 SH       SOLE                 73212.00
US AIR 1989-A WARRANTS ZERO DU                  91154F9A9        0   500000 SH       SOLE                   500000
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      637 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      515 20000.00 SH       SOLE                 20000.00
FELCOR SUITE HOTELS 7.80% CONV PFD              31430f200      249 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      266  5000.00 SH       SOLE                  5000.00
FNM PREFERRED 5.375            PFD              313586810      964    10.00 SH       SOLE                    10.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      248 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      261 10000.00 SH       SOLE                 10000.00
NATIONAL BANK OF COMMERCE 7.70 PFD              635458201      503 20000.00 SH       SOLE                 20000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      122   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      119   100000 PRN      SOLE                   100000
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